Debt issues	12 Months Ended
Sep. 30, 2024
Debt issues
Debt issues

Note 13. Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in Westpac.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest method.

In the following table, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Short-term debt
Own issuances	32,328	29,285	28,905	27,915
Total short-term debt	32,328	29,285	28,905	27,915
Long-term debt
Covered bonds	39,472	41,605	35,513	36,954
Senior	91,945	81,385	79,464	70,088
Securitisation	5,539	4,298	-	-
Total long-term debt	136,956	127,288	114,977	107,042
Total debt issues	169,284	156,573	143,882	134,957

Movement reconciliation
Balance as at beginning of year	156,573	144,868	134,957	122,339
Issuances	80,245	70,974	68,438	62,992
Maturities, repayments, buybacks and reductions	(67,100)	(62,596)	(58,931)	(52,671)
Total cash movements	13,145	8,378	9,507	10,321
FX translation impact	(5,798)	3,458	(5,167)	2,530
Fair value adjustments	283	(135)	275	(144)
Fair value hedge accounting adjustments	4,338	(346)	3,659	(348)
Other	743	350	651	259
Total non-cash movements	(434)	3,327	(582)	2,297
Balance as at end of year	169,284	156,573	143,882	134,957

Note 13. Debt issues (Continued)

Consolidated
$m	2024	2023
Short-term debt
Own issuances:
US commercial paper	22,507	22,687
EUR commercial paper	1,048	-
Senior Debt:
AUD	1,900	2,090
EUR	483	-
GBP	5,313	3,265
USD	-	564
Other	1,077	679
Total short-term debt	32,328	29,285
Long-term debt (by currency):
AUD	41,191	36,346
CHF	2,554	3,358
EUR	32,182	34,002
GBP	5,695	3,202
JPY	78	80
NZD	3,483	3,324
USD	50,258	45,288
Other	1,515	1,688
Total long-term debt	136,956	127,288

Westpac manages FX exposure from debt issuances as part of its hedging activities. Further details of Westpac’s hedge accounting are in Note 20.